Acquisition and Disposal (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands											1 Months Ended	12 Months Ended
	Aug. 21, 2026 CNY (¥) shares	Jan. 23, 2026 CNY (¥) shares	Jan. 23, 2026 USD ($) shares	Jul. 28, 2025 CNY (¥) shares	Jul. 18, 2025 shares	Jun. 23, 2025 shares	May 27, 2025 USD ($) shares	May 21, 2025 shares	Feb. 28, 2025 CNY (¥)	Dec. 31, 2023 shares	Nov. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2026 CNY (¥) shares	Jun. 30, 2026 USD ($) shares	Jun. 30, 2025 CNY (¥) shares	Jun. 30, 2024 CNY (¥)	Jun. 30, 2026 USD ($) $ / shares	Jan. 31, 2026	Dec. 31, 2025 CNY (¥)	Jun. 30, 2025 $ / shares	Dec. 31, 2024 CNY (¥)
Acquisition and Disposal [Line Items]
Cash consideration												¥ 70,000
Gain (loss) on disposal of business in subsidiary												20,117	$ 2,965
Sales consideration														¥ 1,000,000
Aggregate consideration | $							$ 106,937
Lock up period														5 years
Consideration shares | shares	3,000
Class A Ordinary Shares [Member]
Acquisition and Disposal [Line Items]
Ordinary shares per value | $ / shares																$ 0.09			$ 0.09
Reverse stock split						1-for-90		1-for-400
Carve Group Ltd [Member]
Acquisition and Disposal [Line Items]
Equity interest				100.00%
Purchase price				¥ 2,100,000
Transferred of shares (in Shares) | shares				195,894,609
Acquisition-related costs												¥ 551
Real Prospect Limited [Member]
Acquisition and Disposal [Line Items]
Equity interest					100.00%							100.00%				100.00%
Purchase price												¥ 104
Transferred of shares (in Shares) | shares					98,002,174
Acquisition-related costs												¥ 265
Contingent consideration arrangement (in Dollars) | $
Recognized contingent consideration asset (in Dollars) | $
Real Prospect Limited [Member] | Class A Ordinary Shares [Member]
Acquisition and Disposal [Line Items]
Transferred of shares (in Shares) | shares												98,002,174	98,002,174
AIFU [Member]
Acquisition and Disposal [Line Items]
Equity interest										50.00%				8.30%
Transferred of shares (in Shares) | shares										284,113,314				16,596,473
Acquisition-related costs															¥ 1,369
Cash consideration	¥ 3,000											¥ 359		¥ 1,866				¥ 359
Gain (loss) on disposal of business in subsidiary												30,169		¥ 2,033
Divested entities | $											$ 140,000
Shares received | shares											69,995,661
Consideration shares | shares														1,766
AIFU [Member] | Ordinary Shares [Member]
Acquisition and Disposal [Line Items]
Transferred of shares (in Shares) | shares										568,226,628
AIFU [Member] | Class A Ordinary Shares [Member]
Acquisition and Disposal [Line Items]
Equity interest										50.10%
Transferred of shares (in Shares) | shares						3,156,815		71,029
BGM Group Limited [Member]
Acquisition and Disposal [Line Items]
Equity interest											72.00%			0.80%
Transferred of shares (in Shares) | shares							53,466,331
Gain (loss) on disposal of business in subsidiary									¥ 1,313
Gain on disposal														¥ 894,052
BGM Group Limited [Member] | Class A Ordinary Shares [Member]
Acquisition and Disposal [Line Items]
Equity interest											3.40%
Ordinary shares per value | $ / shares											$ 2
Times Good [Member]
Acquisition and Disposal [Line Items]
Equity interest		100.00%	100.00%
Purchase price		¥ 1,090,000
Transferred of shares (in Shares) | shares		87,400,144	87,400,144
Acquisition-related costs												¥ 766
Cash payment | $			$ 26,000
Shenzhen Dianlian Information Technology Co Ltd. [Member]
Acquisition and Disposal [Line Items]
Equity interest									100.00%
Fanhua Blueplus Health Management Co., Ltd. (“Blueplus”) [Member]
Acquisition and Disposal [Line Items]
Equity interest																				100.00%
Cash consideration																				¥ 3,000
Oriental Grove Ltd [Member]
Acquisition and Disposal [Line Items]
Equity interest																	100.00%
Cash consideration | $																$ 62,400